UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin California Tax-Free Trust
December 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended December 31, 2022, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and personal consumption. Reported U.S.
gross domestic product contracted in 2022’s second quarter
due to declines in inventory and business investment but
grew in the third quarter as the trade deficit narrowed and
consumer spending continued to expand. Inflation eased
during the six-month period but remained high due to
pandemic-related supply-chain issues, higher energy prices,
Russia’s invasion of Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve raised
the federal funds rate by 0.75% in the months of July,
September and November, and by 0.50% in December
2022, for a total of 2.75%, increasing the rate from 1.75%
to 4.50% during the period. The Federal Reserve stated its
intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed securities
holdings. In addition, further federal funds rate increases
would be appropriate to sufficiently tighten monetary policy to return inflation to a goal of 2%.
During the six-month period ended December 31, 2022,
municipal bonds, as measured by the Bloomberg Municipal
Bond Index, posted a +0.50% total return, influenced by high levels of fixed income market volatility and tighter monetary policy which led to outflows from municipals.
1
Despite a
potentially slowing economy, municipal bond fundamentals
remained strong due to prudent fiscal management and
many issuers reporting budget surpluses for 2022 in addition to federal government transfers.
Franklin California Intermediate-Term Tax-Free Income
Fund’s semiannual report includes more detail about
municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond team. Municipal bonds provide
tax-free income and often diversification from other types
of investments. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of December
31, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Franklin California Intermediate-Term
Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 28
Notes to Financial Statements 32
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin California Intermediate-Term Tax-Free Income
Fund
This semiannual report for Franklin California Intermediate-
Term Tax-Free Income Fund covers the period ended
December 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and California personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a
dollar-weighted average portfolio maturity of three to 10
years and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services or unrated or short-term rated securities of comparable credit quality. The Fund may
invest in insured municipal securities, which are covered
by insurance policies that guarantee the timely payment of
principal and interest.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.98 on June 30, 2022, to $10.90
on December 31, 2022. The Fund’s Class A shares paid
dividends totaling 13.7158 cents per share for the reporting period.
2
The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.79%, based on
an annualization of December’s 2.5905 cents per share
dividend and the maximum offering price of $11.15 on
December 31, 2022. An investor in the 2022 maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.95% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ending December 31, 2022,
persistently high U.S. consumer inflation and the U.S.
Federal Reserve’s (Fed’s) response as well as increasing
recession fears were the main drivers of fixed income
returns. The Fed raised the federal funds rate a total of 275 basis points (bps) during the period under review, bringing
the rate to 4.50%, with the promise of additional hikes in
2023. As a result, U.S. Treasury (UST) yields moved sharply
higher, with the benchmark 10-year UST yield (which moves
inversely to price) gaining 90 bps to end the period at 3.88%.
After a challenging start to 2022, municipal bonds (munis)
had modestly positive absolute returns for 2022’s second
half and performed better than duration-matched USTs.
Ratios between muni and UST yields improved throughout
the period, especially in short- and intermediate-maturity
munis. Technical conditions remained mixed as continuous
outflows were met with limited net supply. Moving into a
potential economic slowdown, fundamentals remained
positive amid prudent fiscal management by municipal bond
issuers.
For the six-month period, U.S. fixed income sectors
underperformed equities, as measured by the Standard &
Poor’s
®
500 Index, which posted a +2.31% total return for
the period.
3
Investment-grade munis, as measured by the
Bloomberg Municipal Bond Index, posted a +0.50% total
return, while USTs, as measured by the Bloomberg U.S.
Treasury Index, posted a -3.66% total return and investment-
grade corporate bonds, as measured by the Bloomberg U.S.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Corporate Investment Grade Index, posted a -1.61% total
return.
3
State Update
During the six-month period, California’s large and diverse
economy showed signs of slowing amid climbing interest
rates and persistently high inflation. California’s economy is the largest in the U.S., accounting for approximately 15%
of national gross domestic product. The state’s volatile
economy tends to contract more than other states during
recessionary periods. California’s unemployment rate began
the period at 4.2% and ended at 4.1%, compared with the
3.5% national rate. Since the beginning of the state’s new
fiscal year in July 2022, California’s state revenue collections trailed both projections and the previous year’s performance.
California’s governor has limited ability to cut spending,
and the state legislature is unlikely to respond to budget
variances in a timely manner. California’s net tax-supported debt was $2,458 per capita and 3.2% of personal income,
compared with the $1,179 and 2.1% national medians,
respectively.
4
Independent credit rating agency Moody’s
Investors Service assigned California’s general obligations
bonds’ an Aa2 rating with a stable outlook.
5
The rating
reflected Moody’s view of the state’s large and diverse
economy, healthy budget reserves and strong liquidity.
Moody’s also noted challenges, including high revenue
volatility, given the state’s disproportionate dependence
on income taxes, constrained flexibility to adjust spending
and raise revenue, and above-average debt and fixed cost
burdens.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range of
allowable investments and typically invest with a long-term
horizon. This means we generally hold securities in the
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
*Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
California Intermediate-Term Tax-Free Income Fund. We
look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
12/31/22
% of Total
Investments*
Utilities 17.68%
Transportation 14.06%
Special Tax 12.96%
Housing 11.30%
Health Care 8.98%
Education 8.27%
Local 7.68%
Industrial Dev. Revenue and Pollution Control 5.88%
State General Obligation 4.41%
Refunded 3.94%
Other Revenue Bonds 2.45%
Lease 2.39%
4. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021, 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of December 31, 2022
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
15
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +0.53% -1.73%
1-Year -7.43% -9.51%
5-Year +2.29% -0.00%
10-Year +16.12% +1.28%
Advisor
6-Month +0.57% +0.57%
1-Year -7.18% -7.18%
5-Year +3.35% +0.66%
10-Year +18.03% +1.67%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.79% 5.95% 2.60% 2.55% 5.54% 5.44%
Advisor 3.12% 6.65% 2.91% 2.85% 6.20% 6.08%
See page 6 for Performance Summary footnotes.

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issue, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, there-
by increasing market risk. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 10/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(7/1/22–12/31/22)
Share Class
Net Investment
Income
A $0.137158
A1 $0.145492
C $0.114782
R6 $0.152712
Advisor $0.151036
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.74% 0.81%
Advisor 0.49% 0.56%

Your Fund’s Expenses
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.30 $3.75 $1,021.47 $3.78 0.74%
A1 $1,000 $1,005.20 $2.99 $1,022.23 $3.01 0.59%
C $1,000 $1,003.20 $5.75 $1,019.46 $5.80 1.14%
R6 $1,000 $1,005.80 $2.33 $1,022.88 $2.35 0.46%
Advisor $1,000 $1,005.70 $2.47 $1,022.74 $2.49 0.49%

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a
Six Months
Ended
December
31, 2022
(unaudited)
Year Ended June 30,
Year Ended
June 30, 2019
a
2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.98 $12.16 $12.09 $12.05 $11.76
Income from investment operations
b
:
Net investment income
c
......................... 0.14 0.24 0.25 0.27 0.25
Net realized and unrealized gains (losses) ........... (0.08) (1.18) 0.07 0.04 0.30
Total from investment operations .................... 0.06 (0.94) 0.32 0.31 0.55
Less distributions from:
Net investment income .......................... (0.14) (0.24) (0.25) (0.27) (0.26)
Net asset value, end of period ...................... $10.90 $10.98 $12.16 $12.09 $12.05
Total return
d
................................... 0.53% (7.84)% 2.68% 2.63% 4.76%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.79% 0.81% 0.79% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
f
...... 0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income ........................... 2.58% 2.05% 2.05% 2.26% 2.58%
Supplemental data
Net assets, end of period (000’s) .................... $358,654 $339,459 $365,239 $226,216 $96,795
Portfolio turnover rate ............................ 16.56% 29.01% 9.20% 18.85% 15.26%
a
For the period September 10, 2018 (effective date) to June 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a
Six Months
Ended
December
31, 2022
(unaudited)
Year Ended June 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.98 $12.15 $12.08 $12.04 $11.80 $12.03
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.26 0.27 0.29 0.32 0.33
Net realized and unrealized gains (losses) (0.09) (1.17) 0.07 0.04 0.26 (0.24)
Total from investment operations ........ 0.06 (0.91) 0.34 0.33 0.58 0.09
Less distributions from:
Net investment income .............. (0.15) (0.26) (0.27) (0.29) (0.34) (0.32)
Net asset value, end of period .......... $10.89 $10.98 $12.15 $12.08 $12.04 $11.80
Total return
c
....................... 0.52% (7.62)% 2.84% 2.79% 4.98% 0.78%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.66% 0.65% 0.66% 0.65% 0.64%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.59% 0.59% 0.59% 0.59% 0.59% 0.61%
Net investment income ............... 2.72% 2.20% 2.22% 2.42% 2.73% 2.74%
Supplemental data
Net assets, end of period (000’s) ........ $453,251 $515,347 $668,093 $710,743 $761,434 $846,856
Portfolio turnover rate ................ 16.56% 29.01% 9.20% 18.85% 15.26% 3.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a
Six Months
Ended
December
31, 2022
(unaudited)
Year Ended June 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.02 $12.20 $12.13 $12.09 $11.85 $12.08
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.19 0.20 0.23 0.26 0.26
Net realized and unrealized gains (losses) (0.09) (1.18) 0.07 0.04 0.25 (0.23)
Total from investment operations ........ 0.03 (0.99) 0.27 0.27 0.51 0.03
Less distributions from:
Net investment income .............. (0.11) (0.19) (0.20) (0.23) (0.27) (0.26)
Net asset value, end of period .......... $10.94 $11.02 $12.20 $12.13 $12.09 $11.85
Total return
c
....................... 0.32% (8.18)% 2.26% 2.22% 4.39% 0.22%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.20% 1.20% 1.21% 1.20% 1.19%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.14% 1.14% 1.14% 1.14% 1.14% 1.16%
Net investment income ............... 2.16% 1.63% 1.66% 1.87% 2.18% 2.19%
Supplemental data
Net assets, end of period (000’s) ........ $47,154 $54,420 $101,559 $139,835 $170,241 $221,016
Portfolio turnover rate ................ 16.56% 29.01% 9.20% 18.85% 15.26% 3.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a
Six Months
Ended
December
31, 2022
(unaudited)
Year Ended June 30,
Year Ended
June 30, 2018
a
2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.01 $12.18 $12.12 $12.07 $11.83 $12.12
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.28 0.28 0.31 0.34 0.32
Net realized and unrealized gains (losses) (0.10) (1.18) 0.07 0.05 0.25 (0.30)
Total from investment operations ........ 0.06 (0.90) 0.35 0.36 0.59 0.02
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.29) (0.31) (0.35) (0.31)
Net asset value, end of period .......... $10.92 $11.01 $12.18 $12.12 $12.07 $11.83
Total return
d
....................... 0.58% (7.48)% 2.88% 3.00% 5.09% 0.16%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.52% 0.51% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.46% 0.46% 0.45% 0.46% 0.46% 0.49%
Net investment income ............... 2.86% 2.35% 2.33% 2.55% 2.87% 2.86%
Supplemental data
Net assets, end of period (000’s) ........ $46,441 $36,294 $28,080 $19,007 $16,310 $12,773
Portfolio turnover rate ................ 16.56% 29.01% 9.20% 18.85% 15.26% 3.32%
a
For the period August 1, 2017 (effective date) to June 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a
Six Months
Ended
December
31, 2022
(unaudited)
Year Ended June 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.01 $12.18 $12.12 $12.08 $11.83 $12.06
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.27 0.28 0.30 0.34 0.34
Net realized and unrealized gains (losses) (0.09) (1.17) 0.06 0.04 0.26 (0.23)
Total from investment operations ........ 0.06 (0.90) 0.34 0.34 0.60 0.11
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.28) (0.30) (0.35) (0.34)
Net asset value, end of period .......... $10.92 $11.01 $12.18 $12.12 $12.08 $11.83
Total return
c
....................... 0.57% (7.51)% 2.85% 2.89% 5.15% 0.88%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.56% 0.55% 0.56% 0.55% 0.54%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.49% 0.49% 0.49% 0.49% 0.49% 0.51%
Net investment income ............... 2.81% 2.30% 2.31% 2.52% 2.83% 2.84%
Supplemental data
Net assets, end of period (000’s) ........ $496,836 $613,805 $716,600 $637,015 $592,893 $600,698
Portfolio turnover rate ................ 16.56% 29.01% 9.20% 18.85% 15.26% 3.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), December 31, 2022
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
California 97.0%
ABAG Finance Authority for Nonprofit Corp. ,
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/23 ........................................................ $ 1,000,000 $ 1,004,839
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,005,249
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... 14,300,000 13,444,304
Parkwood Apartments, 2021-1, 2.25%, 8/01/31 ........................... 11,250,000 10,087,312
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 412,414
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 13,200,000 13,255,583
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 9,150,000 9,009,899
Revenue, 2021 B-2, Mandatory Put, 4.11%, 8/01/31 ........................ 25,000,000 22,582,577
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 20,000,000 19,906,376
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,766,976
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 603,322
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,031,704
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,579,091
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,296,462
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,795,000 3,104,118
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 333,272
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 387,792
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 589,059
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 623,256
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 575,213
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 555,558
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 562,810
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 264,725
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,131,362
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 335,013
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 318,693
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 259,078
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 411,688
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 452,002
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 239,020
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 264,884
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 317,238
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 357,777
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/32 ................ 275,000 294,280
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/33 ................ 545,000 580,185
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/34 ................ 995,000 1,051,483
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/35 ................ 1,045,000 1,095,537
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/36 ................ 595,000 620,316
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/37 ................ 1,150,000 1,066,544
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/38 ................ 1,195,000 1,097,063
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/39 ................ 1,245,000 1,129,688
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,088,149
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,307,950

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. $ 1,000,000 $ 1,056,557
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 1,844,077
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,573,686
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,090,149
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,081,048
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,455,133
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 234,527
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 561,089
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 647,326
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 265,185
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 467,806
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 1,909,019
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,004,605
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,182,139
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 3,761,059
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,123,772
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 2,530,000 2,618,126
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,260,524
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,644,746
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,342,001
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,286,495
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,043,352
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,238,122 5,059,891
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,421,180 8,263,217
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 A,
5%, 11/01/30 ................................................... 7,260,000 8,475,932
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,286,713
Infrastructure State Revolving Fund (The), Revenue, 2015 A, Pre-Refunded, 5%,
10/01/32 ....................................................... 2,915,000 3,105,381
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,697,019
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 5,800,000 4,783,748
Revenue, 2022 A-2, 6.25%, 12/01/32 ................................... 3,105,000 2,705,885
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 504,799
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,436,369
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/30 ............... 1,165,000 1,237,123
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,133,404
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,050,203
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,098,501
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. 120,000 118,208
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 117,254
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 149,788
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. 160,000 152,586

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. $ 185,000 $ 174,423
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 158,443
California Institute of the Arts, Revenue, 2021, 3%, 10/01/41 ................. 960,000 718,323
Caritas Corp. (The), Revenue, 2021 B, Refunding, 3%, 8/15/31 ............... 115,000 104,454
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/41 ............... 590,000 532,874
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 540,000 447,623
a
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 8,125,000 7,288,725
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/30 ........................ 3,635,000 3,819,944
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,043,590
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,430,000 1,470,042
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/36 ........................ 1,260,000 1,288,563
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,500,000 1,520,783
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/26 ............................................ 2,010,000 2,108,169
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/28 ............................................ 1,500,000 1,573,261
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,061,636
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,104,252
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 6,270,000 6,622,530
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 4,680,000 4,941,718
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 3,300,000 3,475,873
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 7,440,000 7,825,072
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,245,486
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,386,178
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,069,789
Concordia University Irvine, Revenue, 2021, 4%, 1/01/23 .................... 200,000 200,000
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 300,349
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 300,153
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 250,557
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 350,000 350,306
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 249,858
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 348,784
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 397,016
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 345,769
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 245,208
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 292,817
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 290,884
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... 400,000 382,771
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/26 .... 105,000 105,690
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/27 .... 110,000 110,417
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/28 .... 115,000 115,225
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/29 .... 240,000 240,123
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/30 .... 125,000 115,336
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/31 .... 265,000 241,572
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/32 .... 280,000 252,102
Congregational Homes, Inc. Obligated Group, Revenue, 2022 B-1, 2.75%, 11/15/27 525,000 471,165
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,153,767

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ $ 15,000,000 $ 13,349,677
a
IH Lakes Concord LLC, Revenue, 144A, 2022 A-2, 6.75%, 12/01/32 ............ 930,000 832,913
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 995,000 1,069,486
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,594,242
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,030,789
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 6,987,210
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018, 5%, 6/30/25 . 1,000,000 1,030,000
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/34 3,000,000 3,099,052
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/35 5,500,000 5,651,722
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/36 10,570,000 10,823,072
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 2,930,000 2,991,770
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 7,600,000 7,738,927
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,030,935
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 936,924
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,353,972
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,456,413
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,047,755
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,397,444
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,303,386
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,620,000 4,654,577
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,394,597
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/27 ....................................................... 100,000 106,275
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/28 ....................................................... 250,000 267,482
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/29 ....................................................... 250,000 270,018
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/30 ....................................................... 210,000 228,861
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/31 ....................................................... 435,000 477,148
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/33 ....................................................... 1,200,000 1,317,956
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/34 ....................................................... 1,430,000 1,592,618
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/35 ....................................................... 1,200,000 1,324,925
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/36 ....................................................... 1,550,000 1,691,521
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,008,152
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,440,000 3,496,893
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 1,926,846
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,146,085
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,073,184
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,074,506
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,078,193
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,525,440
a
California Pollution Control Financing Authority , Poseidon Resources Channelside LP ,
Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 ............................ 4,350,000 4,438,528
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 286,226

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... $ 380,000 $ 382,728
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... 400,000 404,547
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... 420,000 425,354
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 405,000
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... 360,000 364,152
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 670,163
a
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 4%, 10/01/27 ......................... 570,000 572,745
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/32 ......................... 755,000 807,035
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/32 .... 640,000 670,664
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 311,273
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 334,339
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding, 5%,
8/01/32 ........................................................ 750,000 786,556
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.375%, 8/01/42 ................................................. 1,500,000 1,577,189
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 102,050
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 108,280
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 114,705
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 105,210
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 106,079
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 106,787
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 107,311
California State Public Works Board ,
Revenue, 2021 A, Refunding, 5%, 2/01/31 ............................... 2,175,000 2,550,762
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 10,000,000 10,387,036
State of California Department of Corrections & Rehabilitation, Revenue, 2014 D,
5%, 9/01/26 .................................................... 6,835,000 7,099,539
California State University ,
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 17,282,670
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,401,519
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 842,241
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 809,669
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 4.5%, 5/15/25 ......... 615,000 608,324
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.125%, 9/01/42 ............................................ 500,000 505,056
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/23 .................................................... 400,000 401,750
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/24 .................................................... 400,000 407,073
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/25 .................................................... 615,000 635,970
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/26 .................................................... 400,000 419,572
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/27 .................................................... 670,000 710,953
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/28 .................................................... 425,000 455,615

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/29 .................................................... $ 725,000 $ 784,286
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/30 .................................................... 450,000 489,068
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/31 .................................................... 450,000 491,898
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,604,781
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... 1,520,000 1,655,740
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 1,705,983
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 9,598,431
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,039,453
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,299,316
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 510,622
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5%, 11/15/28 ..................................... 1,000,000 1,018,894
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,435,042
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,042,306
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,095,858
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 112,793
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 139,833
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 277,366
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 385,907
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 439,442
City & County of San Francisco , GO , 2021 B-1 , 4% , 6/15/37 ...................
2,000,000 2,054,752
City of Chino ,
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
5%, 9/01/30 .................................................... 1,280,000 1,376,106
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.5%, 9/01/31 ................................................... 725,000 747,755
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.625%, 9/01/32 ................................................. 755,000 786,657
Community Facilities District No. 2003-3 Improvement Area No. 9, Special Tax, 2022,
4.75%, 9/01/34 .................................................. 1,620,000 1,684,993
City of Chula Vista , Community Facilities District No. 06-I Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 2,000,000 1,744,396
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,213,619
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,626,997
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,002,671
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 1 ,
Special Tax , 2020 , 4% , 9/01/40 ....................................... 350,000 312,073
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 4 ,
Special Tax , 2015-1 , 5% , 9/01/37 ...................................... 955,000 979,114
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 251,230

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana, (continued)
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... $ 550,000 $ 533,733
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 580,995
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 363,974
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/46 ........... 650,000 568,578
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 510,016
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,040,234
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/46 400,000 349,894
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 313,078
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 389,713
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 589,401
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2019-1 , 5% ,
9/01/37 ......................................................... 1,215,000 1,239,049
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,000,000 2,197,380
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,326,292
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,286,599
City of Los Angeles ,
Revenue, 2018 C, 5%, 5/15/35 ........................................ 5,800,000 6,054,013
Department of Airports, Revenue, 2017 A, 5%, 5/15/31 ...................... 2,815,000 2,962,941
Department of Airports, Revenue, 2018 B, Refunding, 5%, 5/15/32 ............. 3,325,000 3,554,580
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 2,900,000 3,114,599
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 2,869,686
Department of Airports, Revenue, 2019 D, 5%, 5/15/36 ..................... 2,500,000 2,616,621
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 5,715,000 5,967,272
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 4,500,000 4,683,935
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 3,671,903
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,424,103
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 2,115,000 2,375,690
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 8,153,564
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 5,485,000 5,980,971
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/28 ............. 300,000 321,157
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/29 ............. 250,000 269,607
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/36 .......... 1,325,000 1,474,534
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/37 .......... 9,960,000 11,001,560
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/38 .......... 1,080,000 1,188,076
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/40 .......... 580,000 631,904
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,224,367
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 235,000 173,651
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 240,000 174,068
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 245,000 172,675
City of Ontario ,
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/45 ........... 300,000 262,189
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/51 ........... 500,000 421,077
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/37 ........... 350,000 363,250
City of Palm Desert ,
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 670,000 674,647
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 794,995
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,134,642

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ $ 895,000 $ 898,156
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,155,000 1,159,023
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
1,480,000 1,633,985
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 237,578
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 203,712
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 176,741
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,105,329
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 4,953,251
Water, Revenue, 2019 A, Refunding, 5%, 10/01/37 ......................... 7,295,000 8,005,694
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 641,787
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,272,484
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,620,024
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,085,018
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 1,866,697
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,618,318
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,163,604
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/37 .................... 2,250,000 2,404,465
City of San Francisco , Public Utilities Commission Water , Revenue , 2015 A , Refunding ,
5% , 11/01/28 ..................................................... 5,000,000 5,279,845
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 4/01/26 ........................... 1,265,000 1,316,630
Electric System, Revenue, 2021 A, 5%, 10/01/26 .......................... 1,670,000 1,747,225
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,125,347
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/23 .................. 580,000 583,508
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/24 .................. 700,000 712,789
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/25 .................. 500,000 516,055
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/26 .................. 605,000 632,051
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/30 .................. 1,105,000 1,195,542
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,581,198
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 1,500,000 1,155,143
Compton Community Redevelopment Agency ,
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/37 4,090,000 4,375,157
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/42 3,115,000 3,279,350
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,533,549
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,964,860
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,058,235
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,103,472
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 50,000 47,878
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 765,000 716,305
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 347,726
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/39 ...... 920,000 846,523
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 475,000 432,415

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of San Diego, (continued)
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... $ 115,000 $ 104,178
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,731,472
Oceanaire Apartments, Revenue, 144A, 2021 A-1, 3.2%, 9/01/46 .............. 7,500,000 5,463,154
Towne at Glendale Apartments, Revenue, 144A, 2022 B, 5%, 9/01/37 .......... 13,200,000 12,502,598
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,513,920
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,934,979
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,129,645
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,488,878
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,012,051
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 3,954,655
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,659,622
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,150,409
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,296,402
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 425,556
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 359,926
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 826,696
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 790,888
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 2,687,709
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,203,760
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 23,949,130 18,829,881
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,328,733
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,662,324
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,443,967
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,748,427
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,491,169
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 21,056,391
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 318,218
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 369,622
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 341,616
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 388,187
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 435,437
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 516,183
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 307,873
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 455,149
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/27 .... 1,000,000 1,013,656
Special Tax, Senior Lien, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/28 .... 1,040,000 1,054,202
Golden State Tobacco Securitization Corp. ,
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/31 ........................... 1,000,000 1,127,115
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/32 ........................... 8,135,000 9,169,085
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/35 ........................... 9,000,000 10,144,040
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/33 ................... 1,000,000 1,123,493
Electric System, Revenue, 2019, Refunding, 5%, 11/01/34 ................... 1,100,000 1,222,608
Electric System, Revenue, 2019, Refunding, 5%, 11/01/35 ................... 1,520,000 1,679,147
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,244,839

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... $ 2,010,000 $ 2,086,022
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,150,426
Millennium Housing LLC, Revenue, 2022, Refunding, 3.7%, 9/15/32 ............ 1,000,000 1,002,716
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,625,216
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 1,764,132
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,146,139
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,910,000 2,066,570
Special Tax, 2020 A, 5%, 9/01/31 ...................................... 1,840,000 1,984,715
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 811,850
Special Tax, 2020 A, 4%, 9/01/33 ...................................... 2,110,000 2,085,956
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,409,007
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,258,600
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,275,653
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 2,547,629
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 2,679,319
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 200,418
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 226,003
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 187,395
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 197,221
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 212,267
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 237,505
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 276,283
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 269,773
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 257,914
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 291,908
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 320,584
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 2,786,470
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,065,325
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,033,753
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,318,036
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 547,541
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 1,957,116
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,055,146
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,083,025
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,222,016
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,600,154
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,262,366
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,658,082
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 2,796,838
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 737,510
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,203,542
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,138,595
Lake Elsinore Unified School District , Community Facilities District 2007-2 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. 760,000 661,034
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,647,198
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,400,000 1,414,760
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 810,000 819,523
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/26 ....................... 6,315,000 6,539,477
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/27 ....................... 6,630,000 6,863,699
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,520,000 8,054,137
Sales Tax, Revenue, 2021 A, 4%, 6/01/35 ............................... 1,485,000 1,576,008

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water ,
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/40 ................... $ 7,000,000 $ 7,727,627
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/41 ................... 3,535,000 3,881,371
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, Refunding, 5%, 7/01/25 ................... 5,135,000 5,135,000
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 10,374,853
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,698,238
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,218,784
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 7,184,109
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 25,416,132
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 2,860,000 3,163,170
Water System, Revenue, 2014 A, 5%, 7/01/31 ............................ 4,690,000 4,860,907
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 10,960,818
Water System, Revenue, 2018, Refunding, 5%, 7/01/38 ..................... 4,500,000 4,893,377
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 2,798,518
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 1,410,000 1,636,522
Los Angeles Unified School District ,
GO, 2011 A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 13,474,387
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,298,900
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 32,454,510
GO, 2020 RYQ, 4%, 7/01/38 ......................................... 5,000,000 5,055,021
Manteca Unified School District , Community Facilities District No. 1989-2 , Special Tax ,
2013 F , AGMC Insured , 5% , 9/01/26 .................................... 1,280,000 1,297,143
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
5,000,000 5,195,178
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/36 ........ 445,000 424,740
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/41 ........ 660,000 597,511
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,750,000 1,537,479
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/36 .................................................... 500,000 477,729
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 723,336
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/37 .................................................... 1,100,000 1,140,769
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,243,580
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,457,833
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,335,298
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,657,283
Metropolitan Water District of Southern California ,
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,148,796
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 12,500,000 14,068,870
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,141,734
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 119,165
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 128,615
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 137,811
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 152,322
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 6,550,117
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 422,283
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 340,561
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 311,242

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
New Haven Unified School District , GO , 2012 , Refunding , AGMC Insured , Zero Cpn.,
8/01/23 ......................................................... $ 3,200,000 $ 3,144,423
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,563,897
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,626,127
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 2,701,954
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,545,874
Port of Oakland ,
Revenue, 2017 D, Refunding, 5%, 11/01/28 .............................. 2,250,000 2,397,987
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,179,049
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 111,888
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 500,000 511,958
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 723,072
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 836,658
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 953,440
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,725,494
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 1,872,532
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,479,421
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,240,000 2,400,665
River Islands Public Financing Authority , Lathrop Irrigation District Electric , Revenue ,
2020 , AGMC Insured , 4% , 9/01/40 ..................................... 1,665,000 1,643,677
Riverside County Transportation Commission ,
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/38 ....................... 2,805,000 3,008,980
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/39 ....................... 5,000,000 5,343,289
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 325,647
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 501,735
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 5,021,900
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,108,014
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,040,544
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,038,231
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,209,169
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,384,218
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,572,727
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 2,770,454
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,170,345
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 387,807
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 1,300,000 1,133,857
Sacramento County Sanitation Districts Financing Authority , Sacramento Regional
County Sanitation District , Revenue , 2014 A , Refunding , 5% , 12/01/29 .......... 2,000,000 2,068,730
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/38 .............
685,000 765,795
San Bernardino County Transportation Authority ,
Revenue, 2014 A, 5%, 3/01/30 ........................................ 2,685,000 2,750,175
Revenue, 2014 A, 5%, 3/01/31 ........................................ 5,090,000 5,212,967
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 7,500,000 8,275,005
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 6,500,000 6,954,223
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,222,631
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 5% , 8/01/34 ........................................ 850,000 974,387

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ $ 2,640,000 $ 2,671,777
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,541,928
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,389,072
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/36 ............................... 4,000,000 4,200,138
Revenue, Second Series, 2019 E, 5%, 5/01/35 ............................ 2,000,000 2,111,294
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ 1,000,000 1,043,898
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,055,107
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,049,101
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,052,324
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 7,055,000 7,065,728
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,116,555
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,147,363
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,232,876
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , Zero Cpn., 1/15/26 .......................................... 19,000,000 17,067,736
San Mateo County Transit District ,
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/28 ....................... 3,000,000 3,173,886
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/29 ....................... 4,300,000 4,548,692
San Mateo Foster City Public Financing Authority , City of San Mateo Sewer , Revenue ,
2019 , 5% , 8/01/34 ................................................. 1,000,000 1,135,821
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,163,824
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,060,018
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,110,604
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,726,393
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 242,021
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 101,982
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 712,348
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 567,553
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,075,092
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,286,457
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,246,050
State of California ,
GO, Refunding, 5%, 12/01/27 ......................................... 10,000,000 11,141,928
GO, Refunding, 5%, 4/01/29 ......................................... 3,190,000 3,634,689
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,082,797
GO, Refunding, 5%, 11/01/29 ......................................... 5,000,000 5,755,111
GO, 5%, 4/01/30 .................................................. 3,725,000 4,242,575
GO, Refunding, 5%, 11/01/30 ......................................... 15,540,000 18,190,648
GO, Refunding, 5%, 10/01/32 ......................................... 5,780,000 6,606,573
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,102,316
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,101,863
State of California Department of Water Resources ,
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 36,496
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 11,612,465
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 6,403,040
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,223

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California Department of Water Resources, (continued)
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. $ 45,000 $ 46,923
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 13,903,354
Revenue, BB, Refunding, 5%, 12/01/33 ................................. 3,290,000 3,859,780
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,254,954
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/36 ............................................ 1,600,000 1,661,599
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,034,564
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 515,634
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 548,994
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 500,000 543,663
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/33 ........................... 1,000,000 1,081,393
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,125,719
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,048,410
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,638,035
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,091,816
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 1,890,911
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,056,891
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 201,582
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 204,364
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 222,805
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 288,787
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 422,875
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 426,360
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 375,629
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 351,835
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 376,000
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 699,694
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 274,909
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 721,422
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 287,275
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,104,842
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 558,620
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 564,677
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,118,338
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... 2,630,000 2,817,076
Revenue, 2021 A, Refunding, 5%, 8/01/34 ............................... 1,635,000 1,894,113
1,360,407,045
Wisconsin 0.6%
a
Public Finance Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 ,
5.25% , 12/01/22 ................................................... 9,000,000 9,000,000

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

See abbreviations on page 39 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.8%
Puerto Rico 0.8%
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
$ 2,200,000 $ 2,192,414
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,029,809
c
Revenue, WW, 5.375%, 7/01/23 ....................................... 5,000,000 3,681,250
10,903,473
Total U.S. Territories .................................................................... 10,903,473
Total Municipal Bonds (Cost $1,406,901,031) ...................................
1,380,310,518
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
California 0.7%
d
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.58% , 7/01/46 ................................ 2,000,000 2,000,000
d
University of California , Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.45% ,
5/15/48 ......................................................... 7,800,000 7,800,000
9,800,000
Total Municipal Bonds (Cost $9,800,000) .......................................
9,800,000
Total Short Term Investments (Cost $9,800,000 ) .................................
9,800,000
a
Total Investments (Cost $1,416,701,031) 99.1% ..................................
$1,390,110,518
Other Assets, less Liabilities 0.9% .............................................
12,224,959
Net Assets 100.0% ...........................................................
$1,402,335,477
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $90,839,774, representing 6.5% of net assets.
b
The maturity date shown represents the mandatory put date.
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,416,701,031
Value - Unaffiliated issuers .................................................................. $1,390,110,518
Cash .................................................................................... 198,268
Receivables:
Capital shares sold ........................................................................ 7,990,302
Interest ................................................................................. 16,998,425
Other assets .............................................................................. 169,084
Total assets .......................................................................... 1,415,466,597
Liabilities:
Payables:
Capital shares redeemed ................................................................... 11,786,413
Management fees ......................................................................... 502,432
Distribution fees .......................................................................... 141,172
Transfer agent fees ........................................................................ 277,372
Trustees' fees and expenses ................................................................. 26
Distributions to shareholders ................................................................. 324,655
Accrued expenses and other liabilities ........................................................... 99,050
Total liabilities ......................................................................... 13,131,120
Net assets, at value ................................................................. $1,402,335,477
Net assets consist of:
Paid-in capital ............................................................................. $1,525,432,041
Total distributable earnings (losses) ............................................................. (123,096,564)
Net assets, at value ................................................................. $1,402,335,477

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $358,654,113
Shares outstanding ........................................................................ 32,911,748
Net asset value per share
a
.................................................................. $10.90
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.15
Class A1:
Net assets, at value ....................................................................... $453,251,207
Shares outstanding ........................................................................ 41,618,662
Net asset value per share
a
.................................................................. $10.89
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.14
Class C:
Net assets, at value ....................................................................... $47,153,628
Shares outstanding ........................................................................ 4,312,028
Net asset value and maximum offering price per share
a
............................................. $10.94
Class R6:
Net assets, at value ....................................................................... $46,440,787
Shares outstanding ........................................................................ 4,253,254
Net asset value and maximum offering price per share ............................................. $10.92
Advisor Class:
Net assets, at value ....................................................................... $496,835,742
Shares outstanding ........................................................................ 45,497,126
Net asset value and maximum offering price per share ............................................. $10.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended December 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $24,904,308
Expenses:
Management fees (Note 3 a ) ................................................................... 3,442,413
Distribution fees: (Note 3c )
    Class A ................................................................................ 432,922
    Class A1 ............................................................................... 248,285
    Class C ................................................................................ 165,691
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 126,405
    Class A1 ............................................................................... 181,762
    Class C ................................................................................ 18,685
    Class R6 ............................................................................... 6,862
    Advisor Class ............................................................................ 210,127
Custodian fees (Note 4 ) ...................................................................... 4,707
Reports to shareholders fees .................................................................. 19,846
Registration and filing fees .................................................................... 3,906
Professional fees ........................................................................... 27,055
Trustees' fees and expenses .................................................................. 8,232
Other .................................................................................... 45,048
Total expenses ......................................................................... 4,941,946
Expense reductions (Note 4 ) ............................................................... (2,673)
Expenses waived/paid by affiliates (Note 3f) .................................................... (408,570)
Net expenses ......................................................................... 4,530,703
Net investment income ................................................................ 20,373,605
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (19,878,963)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,461,441
Net realized and unrealized gain (loss) ............................................................ (13,417,522)
Net increase (decrease) in net assets resulting from operations .......................................... $6,95 6,083

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California Intermediate-Term Tax-
Free Income Fund
Six Months Ended
December 31, 2022
(unaudited)
Year Ended
June 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,373,605 $38,965,892
Net realized gain (loss) ................................................. (19,878,963) (19,403,129)
Net change in unrealized appreciation (depreciation) ........................... 6,461,441 (157,308,215)
Net increase (decrease) in net assets resulting from operations ................ 6,956,083 (137,745,452)
Distributions to shareholders:
Class A ............................................................. (4,276,859) (7,647,861)
Class A1 ............................................................ (6,489,588) (13,290,453)
Class C ............................................................. (522,585) (1,178,242)
Class R6 ............................................................ (529,026) (798,481)
Advisor Class ........................................................ (7,747,464) (15,619,501)
Total distributions to shareholders .......................................... (19,565,522) (38,534,538)
Capital share transactions: (Note 2 )
Class A ............................................................. 21,844,796 11,666,915
Class A1 ............................................................ (57,846,934) (93,011,453)
Class C ............................................................. (6,838,313) (40,400,834)
Class R6 ............................................................ 10,379,539 11,950,077
Advisor Class ........................................................ (111,918,945) (34,171,679)
Total capital share transactions ............................................ (144,379,857) (143,966,974)
Net increase (decrease) in net assets ................................... (156,989,296) (320,246,964)
Net assets:
Beginning of period ..................................................... 1,559,324,773 1,879,571,737
End of period .......................................................... $1,402,335,477 $1,559,324,773

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standard Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6,
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Six Months Ended
December 31, 2022
Year Ended
June 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 11,223,545 $122,092,126 13,257,948 $154,643,104
Shares issued in reinvestment of distributions .......... 354,185 3,844,263 577,101 6,749,531
Shares redeemed ............................... (9,573,437) (104,091,593) (12,968,080) (149,725,720)
Net increase (decrease) .......................... 2,004,293 $21,844,796 866,969 $11,666,915
Class A1 Shares:
Shares sold ................................... 2,403,667 $26,203,551 2,611,294 $29,974,263
Shares issued in reinvestment of distributions .......... 530,485 5,755,698 987,999 11,555,381
Shares redeemed ............................... (8,266,199) (89,806,183) (11,632,278) (134,541,097)
Net increase (decrease) .......................... (5,332,047) $(57,846,934) (8,032,985) $(93,011,453)
Class C Shares:
Shares sold ................................... 743,123 $8,135,052 625,869 $7,213,981
Shares issued in reinvestment of distributions .......... 45,874 499,919 93,269 1,097,853
Shares redeemed
a
.............................. (1,414,628) (15,473,284) (4,105,637) (48,712,668)
Net increase (decrease) .......................... (625,631) $(6,838,313) (3,386,499) $(40,400,834)
Class R6 Shares:
Shares sold ................................... 2,378,550 $25,883,916 2,295,790 $26,783,119
Shares issued in reinvestment of distributions .......... 33,746 367,071 58,899 688,531
Shares redeemed ............................... (1,456,763) (15,871,448) (1,361,761) (15,521,573)
Net increase (decrease) .......................... 955,533 $10,379,539 992,928 $11,950,077
Advisor Class Shares:
Shares sold ................................... 25,531,834 $278,195,121 28,955,989 $330,894,521
Shares issued in reinvestment of distributions .......... 560,441 6,096,365 1,002,043 11,739,574
Shares redeemed ............................... (36,364,750) (396,210,431) (33,003,356) (376,805,774)
Net increase (decrease) .......................... (10,272,475) $(111,918,945) (3,045,324) $(34,171,679)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended December 31, 2022, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended December 31, 2022, the Fund paid transfer agent fees of $543,841, of which $179,767 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49%, based on the average net assets of each class until October 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until October 31, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended December 31, 2022, these purchase and sale transactions aggregated $126,930,000 and $109,164,610, respectively, with net realized losses of
$255,234.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,146
CDSC retained .............................................................................. $159,503
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2022, the capital loss carryforwards were as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2022, aggregated
$240,777,397 and $353,866,438 respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December
31, 2022, the value of this security was $3,681,250, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $43,745,182
Long term ................................................................................ 34,516,520
Total capital loss carryforwards ............................................................... $78,261,702
Cost of investments .......................................................................... $1,416,539,595
Unrealized appreciation ........................................................................ $19,633,545
Unrealized depreciation ........................................................................ (46,062,622)
Net unrealized appreciation (depreciation) .......................................................... $(26,429,077)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the period ended December 31, 2022, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
.

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six month period ended December 31.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

CAT S 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin California Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee

of Listed Registrants.             N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CALIFORNIA TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023